Note 13 - Stock Options and Warrants: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule of Share-based Compensation, Stock Options, Activity

Number of Options and Warrants

Outstanding at August 31, 2013	14,648,407

Options and warrants granted	41,245,400
Options and warrants exercised	(947,825)
Options and warrants forfeited, cancelled or expired	(47,339,044)
Outstanding at August 31, 2014	9,573,604

Options and warrants granted	2,892,521
Options and warrants exercised	-
Options and warrants forfeited or expired	(100,000)
Outstanding at February 28, 2015	12,366,125
Exercisable at November 30, 2014	4,370,207